Stockholders’ Equity (Details) - Schedule of option outstanding and exercisable - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of option outstanding and exercisable [Abstract]
Option Outstanding, Exercise price	$ 7.02	$ 7.07
Option Outstanding, Number Outstanding	2,883,526	2,902,619
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 5 months 23 days	4 years 8 months 15 days
Option Exercisable, Weighted Average Exercise Price	$ 7.6	$ 9.01
Option Exercisable, Number Exercisable	1,891,348	1,165,191
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 3 months 7 days	4 years 1 month 13 days